TAXES ON INCOME, NET (Schedule of Loss (Income) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (35,150)	$ 10,129	$ 10,164
Foreign	(247)	(420)	(380)
Loss before taxes on income	$ (35,397)	$ 9,709	$ 9,784